Stockholders' equity:	12 Months Ended
Dec. 31, 2023
Stockholders' equity:
Stockholders' equity:

Note 12 - Stockholders’ equity:

At December 31, 2022 and 2023 the minimum fixed capital with no withdrawal rights is of Ps.1,000 and the variable portion is of Ps.7,766,276, (nominal figure) comprised of 300,000,000 common, nominative Class I shares no par value, wholly subscribed and paid in. The variable portion of capital stock is comprised of Class II common, nominative shares. At December 31, 2022 and 2023, no Class II shares have been issued. Both classes of shares will have the characteristics determined at the Shareholders’ meeting where issuance is approved and they are integrated as shown as follows:

			Capital stock as of
	Total shares		December 31,
Description	2022	2023	2022		2023
“B” Series	277,050,000	277,050,000	Ps.	7,173,079	Ps.	7,173,079
“BB” Series	22,950,000	22,950,000		594,197		594,197
Total	300,000,000	300,000,000	Ps.	7,767,276	Ps.	7,767,276

All ordinary shares confer the same rights and obligations on the holders of each series of shares. Series BB shares have voting shares and other rights, such as the right to elect two members of the Board of Directors, and Series B shareholders are entitled to appoint the remaining members of the Board of Directors. Series BB may not represent more than 15% of the Company’s capital stock.

Legal reserve

The Company is legally required to allocate at least 5% of its unconsolidated annual net income to a legal reserve fund. This allocation must continue until the reserve is equal to 20% of the issued and outstanding capital stock of the Company. Mexican corporations may only pay dividends on retained earnings after the reserve fund for the year has been set up.

Reserve for acquisition of shares

The reserve for acquisition of shares represents the reservation authorized by the stockholders for the Company to purchase its own shares subject to certain criteria set forth in the bylaws and the Securities Market Law. At December 31, 2022 and 2023, the reserve for repurchase of shares totals Ps.11,554,572, respectively.

Dividends

At the Ordinary General Assembly held on April 18, 2023, the Company's shareholders agreed to pay an ordinary cash dividend of Ps.2,979,000, as well as to approve the payment of an extraordinary nominal dividend of Ps.3,000,000, payments were made on May 31 2023 and November 29, 2023, respectively, and in both cases they will not cause Income Tax (ISR) as they arise from CUFIN.

At the Ordinary General Stockholders’ Meeting held on April 20, 2022, the Company’s Stockholders agreed to delegate to the Board of Directors the proposal to pay an ordinary dividend in cash of Ps.2,709,000, as well as the approval of the payment of an extraordinary dividend of Ps.1,800,000 nominal, both cases they will not give rise to Income Tax (ISR) because they arise from the CUFIN (the “Net Tax Profit Account”) and their payment was on June 1, 2022.

At the Ordinary General Stockholders’ Meeting held on April 23, 2020, the Company’s Stockholders agreed to delegate the power to decree and pay an ordinary dividend for Ps.2,463,000 (nominal) to the Administrative Board, which will not accrue Income Tax as they arise from the CUFIN (Net Tax Income Account). In case of approval, the dividend would be paid, in accordance with the decree of the Board as from May 11, 2021. On June 29, 2021, the Board of Directors approved the decree of dividends and their payment for October 1, 2021.

Dividends are tax free if paid from the CUFIN. Dividends paid in excess of the CUFIN balances are subject to tax equivalent to 42.86%. Tax due is payable by the Company and may be credited against income tax for the year or income tax for the two immediately following fiscal years. Dividends paid from previously taxed earnings are not subject to tax withholding or payment. Dividends paid that come from profits previously taxed by the ISR will not be subject to any withholding or additional tax payment. The Income Tax Law (LISR or ITL) establishes the obligation to maintain the CUFIN with the profits generated until December 31, 2013 and start another CUFIN with the profits generated as of January 1, 2014. At December 31, 2022 and 2023, the companies CUFIN is Ps.20,812,899 and Ps.23,753,103, respectively, whereas the combined contribution capital account (CUCA, by its initials in Spanish) amounts Ps.53,329,606 and Ps.55,854,836, respectively.

In the event of a capital reduction, any excess of stockholders’ equity over paid-in capital contribution account balances is accorded the same tax treatment as dividends, in accordance with the procedures provided for in the Income Tax Law.

Retained earnings

Substantially, all consolidated Company earnings were generated by its subsidiaries. Retained earnings can be distributed to the Company’s shareholders to the extent that the subsidiaries have distributed earnings to the Company.